Note 6 - Other Assets	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of other assets [text block]
6.	Other Assets

During the year, the Corporation owned a reserve of krill oil in which amounts are expensed as it is being used. The following table summarizes information regarding activities of amounts of the krill oil usage in the R&D production processes and for
NKPL66
manufacturing for the year (see note
7
(a)):

	March 31, 2019	March 31, 2018
	$	$
Balance – beginning of year	659	-
Purchased	68	970
Used	(105)	(311)
Balance – end of year	622	659

Current other asset	65	104
Other asset	557	555